Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2019	2020	2021*

	(In US$ thousands)
Cost of revenues	5,251	5,384	8,112
Sales and marketing	9,828	9,983	15,292
Product development	28,628	33,093	43,622
General and administrative	17,582	18,645	20,970
	61,289	67,105	87,996
*	Excluded non-cash stock-based compensation of US$7.9 million to SINA employees charged through Amount due from SINA in 2021.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2018	17,293
Addition	—
Granted*	(2,411)
Cancelled/expired/forfeited	222
December 31, 2019	15,104
Addition	—
Granted*	(3,040)
Cancelled/expired/forfeited	431
December 31, 2020	12,495
Addition	—
Granted*	(5,752)
Cancelled/expired/forfeited	692
December 31, 2021	7,435

*     For the years ended December 31, 2019, 2020 and 2021, 2.4 million, 2.5 million and 5.8 million restricted share units were granted under the 2014 Plan, respectively. Options of nil, 0.5 million and nil were granted during 2019, 2020 and 2021,respectively.

7. Stock-Based Compensation (Continued)

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2018	184	3.45	1.5	10,089
Granted	—	—
Exercised	(95)	3.41
Cancelled/expired/forfeited	—	—
December 31, 2019	89	3.49	0.7	3,799
Granted	482	32.68
Exercised	(16)	3.47
Cancelled/expired/forfeited	(4)	30.96
December 31, 2020	551	28.85	5.8	6,683
Granted	—	—
Exercised	(105)	12.70
Cancelled/expired/forfeited	(59)	32.68
December 31, 2021	387	32.68	5.6	—

Vested and expected to vest as of December 31, 2020	503	28.50	5.7	6,294
Exercisable as of December 31, 2020	72	3.50	0.2	2,707

Vested and expected to vest as of December 31, 2021	351	32.68	5.6	—
Exercisable as of December 31, 2021	82	32.68	5.6	—

The total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 was US$4.2 million, US$0.5 million and US$4.0 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2020 and 2021 was US$40.99 and US$30.98, respectively. Cash received from the exercise of stock options during the years ended December 31, 2019, 2020 and 2021 was US$0.3 million, US$0.1 million and US$1.3 million, respectively. As of December 31, 2020 and 2021, unrecognized compensation cost (adjusted for estimated forfeitures), related to non-vested stock options granted to the Company’s employees and directors was US$5.4 million and US$3.2 million, respectively. As of December 31, 2021, total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.7 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2020
US$ 3.43 - US$3.50	72	3.50	72	3.50	0.2
US$32.68	479	32.68	—	—	—
	551	28.85	72	3.50	0.2
As of December 31, 2021
US$32.68	387	32.68	82	32.68	5.6

7. Stock-Based Compensation (Continued)

Restricted Share Units

Summary of Performance-Based Restricted Share Units

The following table sets forth a summary of performance-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2018	4	87.14
Awarded	98	64.33
Vested	(4)	87.14
Cancelled	(39)	69.14
December 31, 2019	59	61.17
Awarded	46	36.49
Vested	(54)	60.16
Cancelled	(34)	36.49
December 31, 2020	17	36.49
Awarded	15	54.08
Vested	(2)	38.78
Cancelled	(19)	40.63
December 31, 2021	11	54.17

As of December 31, 2020 and 2021, there was no material unrecognized compensation cost (adjusted for estimated forfeitures), related to performance-based restricted share units granted to the Company’s employees, respectively.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2018	2,756	48.62
Awarded	2,313	45.49
Vested	(1,374)	37.60
Cancelled	(183)	48.48
December 31, 2019	3,512	50.89
Awarded	2,512	33.50
Vested	(1,307)	49.12
Cancelled	(393)	44.96
December 31, 2020	4,324	41.86
Awarded	5,737	47.95
Vested	(1,608)	45.66
Cancelled	(614)	44.02
December 31, 2021	7,839	45.37

7. Stock-Based Compensation (Continued)

Restricted Share Units

As of December 31, 2020 and 2021, unrecognized compensation cost (adjusted for estimated forfeitures) was US$139.6 million and US$275.7 million, respectively, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. As of December 31, 2021, this cost is expected to be recognized over a weighted-average period of 3.3 years. The total fair value based on the vesting date of the restricted share units vested was US$51.7 million, US$64.2 million and US$73.4 million for the years ended December 31, 2019, 2020 and 2021, respectively.